Schedule of Components of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total		$ 6,000	$ 2,265
Less: accumulated depreciation		(1,975)	(1,794)
Property and equipment, net	$ 5,493	4,025	471
Manufacturing Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		4,286	558
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total		936	941
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		696	684
Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		$ 82	$ 82